BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Temporary equity, shares outstanding	28,715,597	28,750,000
Temporary equity, redemption price per share	$ 10.75	$ 10.4
Common shares, par value (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000	200,000,000
Class A Common Stock Not Subject to Redemption [Member]
Common shares, shares issued	1,277,234	1,277,234
Common shares, shares outstanding	1,277,234	1,277,234
Class A Common Stock Subject to Redemption [Member]
Temporary equity, par value (per share)	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	200,000,000	200,000,000
Temporary equity, shares outstanding	28,715,597	28,744,342
Class B Common Stock
Common shares, par value (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	10,000,000	10,000,000
Common shares, shares issued	7,158,025	7,187,500
Common shares, shares outstanding	7,158,025	7,187,500